Average Annual Total Returns - Highland Small-Cap Equity Fund	Jan. 31, 2021
SPSmallCap600Indexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	19.56%
5 Years	14.21%
10 Years	13.37%
Class A
Average Annual Return:
1 Year	(50.10%)
5 Years	(3.54%)
10 Years	2.16%
Inception Date	Sep. 30, 2098
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(53.16%)
5 Years	(7.68%)
10 Years	(0.94%)
Inception Date	Sep. 30, 2098
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(31.33%)
5 Years	(3.42%)
10 Years	1.43%
Inception Date	Sep. 30, 2098
Class C
Average Annual Return:
1 Year	(50.47%)
5 Years	(4.25%)
10 Years	(1.40%)
Inception Date	Sep. 30, 2099
Class Y
Average Annual Return:
1 Year	(49.94%)
5 Years	(3.32%)
10 Years	2.40%
Inception Date	Sep. 30, 2098